Income and expenses - Relationship tax expense and accounting profit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income and expenses
Profit (loss) before taxes	€ 6,772	€ (1,178)	€ 13,736
Income tax at statutory rate of 25%	(1,693)	295	(3,432)
Effect of different local tax rate	(416)	39	12
Tax adjustments to the previous period	(63)	84	88
Non-deductible expenses	(324)	(431)	(354)
Research and development tax credits	203	177	398
Innovation income deduction	2,560		2,847
Non recognition of deferred tax asset	(1,815)	(1,706)	(407)
Recognition of previously unrecognized tax losses	1,186	548
Non-taxable income	450	406	350
Use of previous years' tax losses and tax credits for which no deferred tax assets were recognized		243	163
Taxes on other basis	(232)	(149)	(71)
Other	66	(481)	(185)
Income tax benefit (expense) as reported in the consolidated income statement	€ (78)	€ (975)	€ (591)